PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
			Leasehold	Production
Cost	Land	Building	Improvements	Equipment	Prototypes	ROU Asset	Total
Balance, December 31, 2019	$12,558	$2,955,901	$43,715	$817,148	$970,394	$117,004	$4,916,720
Additions	-	8,082	-	175,467	1,527,451	-	1,711,000
Balance, December 31, 2020	$12,558	$2,963,983	$43,715	$992,615	$2,497,845	$117,004	$6,627,720
Additions	-	-	-	63,465	85,156	199,466	348,087
Disposals	-	-	-	(31,854)	-	-	(31,854)
Balance, December 31, 2021	$12,558	$2,963,983	$43,715	$1,024,226	$2,583,001	$316,470	$6,943,953
Accumulated Amortization
Balance, December 31, 2019	$-	$613,709	$37,241	$579,506	$284,058	$12,212	$1,526,726
Amortization	-	93,849	1,295	67,784	665,597	73,892	902,417
Balance, December 31, 2020	$-	$707,558	$38,536	$647,290	$949,655	$86,104	$2,429,143
Amortization	-	90,257	1,036	76,346	1,027,480	80,766	1,275,885
Disposals	-	-	-	(7,469)	-	-	(7,469)
Balance, December 31, 2021	$-	$797,815	$39,572	$716,167	$1,977,135	$166,870	$3,697,559
Carrying Value
December 31, 2021	$12,558	$2,166,168	$4,143	$308,059	$605,866	$149,600	$3,246,394
December 31, 2020	$12,558	$2,256,425	$5,179	$345,325	$1,548,190	$30,900	$4,198,577